Summary of Significant Accounting Policies (Details) - USD ($)	1 Months Ended		12 Months Ended
	Dec. 31, 2021	May 31, 2021	Apr. 30, 2023	Apr. 30, 2022
Summary of Significant Accounting Policies (Details) [Line Items]
Equity interest			$ 267,947	$ 119,551
Temporary equity, net income			387,498	92,282
Retained earnings			522,710
Net income			1,639,301
Net loss			655,026	655,026
Cash on hand			2,570,000
Working capital			86,864
Standard insurance amount			250,000
Insurance amounts			1,819,766	872,318
Restricted cash			$ 1,101	74,370
Equity method investment percentage	10.00%	10.00%	20.00%
Contract liability			$ 449,334	370,929
Advertising expenses			$ 73,678	$ 157,561
Net sales percentage			10.00%	10.00%
Purchase percentage			10.00%	10.00%
Tax benefit			50.00%
Maison San Gabriel [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Subsidiary, ownership percentage, noncontrolling owner			9.00%
Maison Monrovia [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Subsidiary, ownership percentage, noncontrolling owner			14.75%
Maison El Monte [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Subsidiary, ownership percentage, noncontrolling owner			8.33%
Chief Executive Officer [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Investment percent		100.00%
HKGF Market of Alhambra, Inc.[Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity method investment percentage	10.00%
Ms. Grace Xu [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Shareholders value	$ 40,775
DC Holding [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Trading		$ 162,665